June 28, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: American Century Capital Portfolios, Inc. (1933 Act File No. 033-64872) (the “Registrant”)

Ladies and Gentlemen:

Please accept for filing pursuant to the Securities Act of 1933, as amended, this Registration Statement on Form N-14, the purpose of which is to register securities of the Registrant to be issued in connection with the reorganization of Capital Value Fund, a series of American Century Mutual Funds, Inc., into Value Fund, a series of the Registrant.

We believe the Registration Statement is materially complete, and the Registrant proposes that the filing become effective on July 30, 2019, pursuant to Rule 488 under the Securities Act of 1933.

If you have any questions about this filing, please contact the undersigned at (816) 340-3390.

Sincerely,
/s/ Giles Walsh
Giles Walsh
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com